CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Operating activities:
Income from continuing operations	$ 566	$ 607
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	330	329
Changes in unrealized loss on derivative instruments, net	8	1
Environmental costs, net of recoveries	(23)	15
Distributions from equity investment in joint venture	93	28
Income from equity investment in joint venture (Note 7)	(93)	(28)
Gain on sale of assets (Note 6)	(22)	(68)
Allowance for equity used during construction	(48)	(33)
Amortization of debt issuance and hedging costs	27	27
Impairment of long-lived asset (Note 6)	37	0
Other	1	0
Changes in operating assets and liabilities	62	(319)
Net cash provided by operating activities	938	559
Net cash used in discontinued operations	0	(171)
Investing activities:
Capital expenditures	(467)	(418)
Proceeds from the sale of assets (Note 6)	15	319
Proceeds from the sale of Midcoast assets (Note 6)	0	1,310
Equity investment in joint venture	(9)	(1,577)
Distributions from equity investment in joint venture in excess of cumulative earnings	57	12
Other	0	(3)
Net cash used in investing activities	(404)	(357)
Net cash used in discontinued operations	0	(25)
Financing activities:
Redemption of Series 1 Preferred units (Note 11)	0	(1,200)
Payment of Series 1 Preferred unit dividends (Note 11)	0	(357)
Net proceeds from Class A common unit issuances (Note 11)	0	1,225
Distributions to partners	(390)	(475)
Repayments to General Partner and affiliates	(157)	(1,706)
Borrowings from General Partner and affiliates	297	1,500
Net borrowings (repayments) under credit facilities (Note 8)	238	(1,065)
Net commercial paper borrowings (Note 8)	19	686
Repayment of long-term debt (Note 8)	(400)	0
Acquisition of noncontrolling interest in subsidiary (Note 12)	0	(360)
Sale of noncontrolling interest in subsidiary (Note 12)	0	450
Contributions from noncontrolling interests	205	1,390
Distributions to noncontrolling interests	(364)	(376)
Other	(2)	(1)
Net cash used in financing activities	(554)	(289)
Net cash provided by discontinued operations	0	229
Net decrease in cash and cash equivalents and restricted cash - continuing operations	(20)	(87)
Net increase in cash and cash equivalents and restricted cash - discontinued operations	0	33
Cash disposed as part of the Midcoast sale	0	(51)
Cash and cash equivalents and restricted cash at beginning of year - continuing operations	35	115
Cash and cash equivalents and restricted cash at beginning of year - discontinued operations	0	18
Cash and cash equivalents and restricted cash at end of period - continuing operations	15	28
Cash and cash equivalents and restricted cash at end of period - discontinued operations	$ 0	$ 0